EQUITY METHOD INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2016
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments

(in thousands of $)	Capesize Chartering	UFC	Golden Opus Inc.	Seateam	Total
Ownership	25%	50%	50%	22.29%
At December 31, 2015	—	770	4,958	497	6,225
Dividend received from associated companies	—	—	—	(256)	(256)
Gain on purchase of additional capital	—	—	—	23	23
Purchase of additional capital	—	—	750	4	754
Share of (loss) income	—	(310)	(661)	161	(810)
Impairment loss	—	—	(2,142)	—	(2,142)
At June 30, 2016	—	460	2,905	429	3,794